Own Work Capitalized	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Own Work Capitalized
13.	Own Work Capitalized
Own work capitalized consists of costs that are used to construct property, plant and equipment or develop intangible assets. This line item is a contra account to other profit and loss statement captions presented below. For a determination of the net basis of those costs the amounts in the table below needs to be deducted from the respective line items.

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Cost of materials	689	1,995	4,073
Personnel expenses	665	1,906	3,921
Depreciation and Amortization	112	287	802
Other operating expenses	101	427	579
Total	1,567	4,615	9,375
The following table shows the breakdown of own work capitalized:

	For the years ended
€ thousand	December 31, 2022	December 31, 2021	December 31, 2020
Development costs	968	2,845	8,248
Property, plant and equipment	599	1,770	1,127
Total	1,567	4,615	9,375